INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
INTANGIBLE ASSETS

15.INTANGIBLE ASSETS

For the years ended December 31, 2017 and 2016, changes in the net carrying amount of intangible assets are as follows:

	Spectrum licences	Software	Customer relationships, naming rights and other	Broadcasting licences, trademarks and sport franchises	Projects under development	Total

Cost
Balance as of December 31, 2015	$1,006.9	$708.1	$118.2	$120.1	$29.3	$1,982.6
Additions	—	108.8	2.8	—	28.2	139.8
Net change in additions financed with accounts payable	—	(7.0)	—	—	(2.0)	(9.0)
Business acquisitions (note 11)	—	0.5	10.3	4.8	—	15.6
Reclassification	—	30.4	—	—	(30.4)	—
Retirement, disposals and other	—	(29.8)	(15.0)	—	—	(44.8)

Balance as of December 31, 2016	1,006.9	811.0	116.3	124.9	25.1	2,084.2
Additions	—	77.7	2.4	—	61.8	141.9
Net change in additions financed with accounts payable	—	13.9	—	—	12.3	26.2
Reclassification	—	32.1	—	—	(32.1)	—
Retirement, disposals and other (note 7)	(283.4)	(7.6)	(2.8)	—	(2.3)	(296.1)

Balance as of December 31, 2017	$723.5	$927.1	$115.9	$124.9	$64.8	$1,956.2

	Spectrum licences	Software	Customer relationships, naming rights and other	Broadcasting licences, trademarks and sport franchises	Projects under development	Total

Accumulated amortization and impairment losses
Balance as of December 31, 2015	$247.7	$405.2	$49.1	$102.6	$—	$804.6
Amortization	—	84.7	13.2	—	—	97.9
Impairment losses (note 8)	—	—	0.8	—	—	0.8
Retirement, disposals and other	—	(28.1)	(15.0)	—	—	(43.1)

Balance as of December 31, 2016	247.7	461.8	48.1	102.6	—	860.2
Amortization	—	93.0	11.8	—	—	104.8
Impairment losses (note 8)	—	1.4	4.4	8.0	—	13.8
Retirement, disposals and other	—	(2.9)	(2.8)	—	—	(5.7)

Balance as of December 31, 2017	$247.7	$553.3	$61.5	$110.6	$—	$973.1

Net carrying amount
As of December 31, 2016	$759.2	$349.2	$68.2	$22.3	$25.1	$1,224.0
As of December 31, 2017	$475.8	$373.8	$54.4	$14.3	$64.8	$983.1

The cost of internally generated intangible assets, mainly composed of software, was $566.5 million as of December 31, 2017 ($504.7 million as of December 31, 2016). For the year ended December 31, 2017, the Corporation recorded additions of internally generated intangible assets of $70.5 million ($66.0 million in 2016 and $36.9 million in 2015).

The accumulated amortization and impairment losses on internally generated intangible assets, mainly composed of software, was $323.3 million as of December 31, 2017 ($283.8 million as of December 31, 2016). For the year ended December 31, 2017, the Corporation recorded $44.9 million in amortization on its internally generated intangible assets ($43.8 million in 2016 and $39.2 million in 2015). The net carrying value of internally generated intangible assets was $243.2 million as of December 31, 2017 ($220.9 million as of December 31, 2016).

Spectrum licences are allocated to the Telecommunications CGU, broadcasting licences are allocated to the Broadcasting CGU, trademarks are allocated to the Telecommunications and Magazines CGUs, while sport franchises are allocated to the Sports and Entertainment CGU.